Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica lrvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Driveway Finance Corporation (the “Company”)

J.P. Morgan Securities LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: LAD Auto Receivables Trust 2024-3 – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “LADAR 2024-3 $650M Pool Cut (Updated Borrower State).xlsx” provided by the Company on September 27, 2024, containing information on 23,995 automobile loan contract receivables (the “Receivables”) as of August 31, 2024 (the “Receivables Data File”), which we were informed are intended to be included as collateral in the offering by LAD Auto Receivables Trust 2024-3, and (ii) an electronic data file entitled “LADAR 2024-3 Original and Current Interest Rate.xlsx” provided by the Company on September 24, 2024, containing the current interest rate for each of the Receivables as of August 31, 2024 (the “Interest Rate File” and together with the Receivables Data File, the “Data Files”). The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Origination Dates were within two days, and First Payment Dates were within one day.

•

The “Initial Receivables Data File” means an electronic data file entitled “LADAR 2024-3 $650M Pool Cut.xlsx” provided by the Company on September 13, 2024, containing information on 23,995 Receivables as of August 31, 2024.

•	The term “NLS System” means the Company’s loan servicing system.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of title.

•

The term “Acceptable Company Names” means the names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in a Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of insurance.

•	The term “New Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a new vehicle.

•	The term “Used Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a used vehicle.

•

The term “Receivable File” means the following documents provided by the Company for each Sample Receivable (defined below): Retail Installment Contract, Notice of Rate Adjustment, screenshots from the NLS System, Title Document, Insurance Document, New Vehicle Value Document or Used Vehicle Value Document (as applicable), and Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower and/or co-borrower (if any).

•

The term “Mapping Confirmations” means electronic mail correspondence containing the list of Collateral Makes and Collateral Models attributes appearing in the Receivables Data File corresponding to the vehicle makes and vehicle models stated in the Receivable File, provided by the Company on September 30, 2024.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Initial Receivables Data File, Acceptable Company Names, Receivable File, Mapping Confirmations, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Receivables from the Initial Receivables Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Initial Receivables Data File.

The Company informed us that the Borrower State field in the Initial Receivables Data File was not extracted correctly from the NLS System. The Receivables Data File reflects the revision of the Borrower State field as determined appropriate by the Company. We performed Procedure B below on the Sample Receivables in the Receivables Data File.

B.

For each Sample Receivable, we compared or recomputed the specified attributes in the Data Files listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions and Mapping Confirmations, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data Files to the Receivable File for each of the attributes identified, utilizing the Instructions and Mapping Confirmations as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

2

Attribute	Receivable File / Instructions / Mapping Confirmations

Borrower State	Retail Installment Contract or screenshot from the NLS System

Monthly Payment Amount	Retail Installment Contract or Notice of Rate Adjustment, if any

Term	Retail Installment Contract

Open Date	Retail Installment Contract

First Due Date	Retail Installment Contract

Original Interest Rate	Retail Installment Contract or Notice of Rate Adjustment if the Notice of Rate Adjustment is dated before the first payment date listed on the Retail Installment Contract.

Current Interest Rate	Notice of Rate Adjustment or Retail Installment Contract if there is no Notice of Rate Adjustment

Collateral Make	Retail Installment Contract and Mapping Confirmations

Collateral Model	Retail Installment Contract and Mapping Confirmations

Collateral Year	Retail Installment Contract

Vehicle Identification Number (“VIN”)	Retail Installment Contract

Vehicle Condition (New or Used)	Retail Installment Contract, Credit Application.

Consider the Vehicle Condition to be “Used” if the Retail Installment Contract states an Odometer Reading of greater than 5,000 miles.

Vehicle Value	For Sample Receivables with a Vehicle Condition of “New,” compare to the New Vehicle Value Document.

For Sample Receivables with a Vehicle Condition of “Used,” compare to the Used Vehicle Value Document.

Amount Financed	Retail Installment Contract

Co-Borrower Flag	Retail Installment Contract.

Consider the information to be in agreement if:

• The Co-Borrower Flag was “Y,” and there was a co-buyer’s name and address listed in the Retail Installment Contract, or

• The Co-Borrower Flag was “N,” and there was no co-buyer’s name and address listed in the Retail Installment Contract.

We found such information to be in agreement, except as listed in Exhibit C.

3

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

•

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared in the Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (in Installment Sale Contract)

•	Signed Retail Installment Contract. We make no representation regarding the authenticity of the signature(s) on the Retail Installment Contract.

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s) on the Credit Application.

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

4

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
October 4, 2024

5

Exhibit A

Title Documents

Application for Certificate of Motor Vehicle Title

Application for Certificate of Ownership

Application for Certificate of Title

Application for Certificate of Title and Registration

Application for Certificate of Title and VIN/HIN Inspection Form

Application for Certificate of Title and/or Registration

Application for Certificate of Title for a Motor Vehicle

Application for Certificate of Title to Record or Transfer a Lien

Application for Certificate of Title With/Without Registration

Application for Noting of Lien, Duplicate title, or Multipurpose Use

Application for Registration

Application for Registration of Motor Vehicle

Application for Registration of New Vehicle

Application for Title

Application for Title and Registration

Application for Title and Registration Statement of Vehicle Sale

Application for Title and/or Registration

Application for Title or Registration

Application for Vehicle Title and Registration

Application to Title/Reg. a Vehicle

Certificate of Title for a Vehicle

Copy of Application for Registration Covering the Following Described Automobile in Compliance with the Provisions of the Vehicle Code of the State of California

Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease

Electronic Title Screenshot

Form MV-1 Motor Vehicle Title Application

Guaranty of Title

In-Transit Permit/ Title Application

Letter of Guarantee

MV-1

Notice of Lien

Registration and Title Application

Report of Sale and Application for Certificate of Title

Title & License Plate Application

Title and Registration Application

Title and Registration Manual Application

Title and/or Registration Application

Title Application

Universal Title Application

Vehicle Record

Vehicle Registration Application

Vehicle Registration/ Title Application for Dealer Sales

Vehicle Title Application

Vehicle Transaction Application

VINTEK Lien and Title Information Report

Exhibit A (continued)

Acceptable Company Names

Driveway	Driveway Financial

Driveway Fin Corp	Driveway Financial Corp

Driveway Finanace Corp	Southern Cascades Fin Corp

Driveway Finance	Southern Cascades Finance Corp

Driveway Finance Corp	Southern Cascades Finance Corporati

DriveWay Finance Corp.	Southern Cascades Finance Corporation

Driveway Finance Corporation	Southern Cascades Financial Corporation

Driveway Finance Corpora

Exhibit A (continued)

Insurance Documents

Agreement to Furnish Insurance Policy

Agreement to Provide Accidental Physical Damage Insurance

Agreement to Provide Insurance

Auto Insurance Binder

Auto Insurance Confirmation

Auto Insurance Coverage Summary

Automobile Insurance Policy Change Confirmation

Automobile Insurance Company Auto Rate Quote

Automobile Policy Declarations

Binder of Insurance

Certificate of Auto Insurance

Certificate of Insurance

Certificate of No Fault Insurance

Claims Directory and I.D. Card

Evidence of Financial Responsibility

Evidence of Insurance

Evidence of Liability Insurance

Evidence of Motor Vehicle Liability Insurance

Financial Responsibility Identification Card

Insurance Binder

Insurance Card

Insurance Coverage Acknowledgement

Insurance Coverage Acknowledgment

Insurance Coverage Confirmation

Insurance Declarations Page

Insurance Identification Card

Insurance Verification Form

Liability Insurance Card

Personal Automobile Policy

Policy Confirmation

Policy Declarations

Proof of Auto Insurance Card

Proof of Financial Responsibility Card

Renewal Auto Policy Declarations

Revised Renewal Declaration

Vehicle Lookup

Verification of Coverage

Verification of Insurance

Verification of Insurance Coverage

Exhibit A (continued)

New Vehicle Value Documents

Dealer Daily Vehicle Details	Memorandum Invoice

Dealer Invoice	Vehicle Detail

Factory Invoice	Vehicle Invoice

Used Vehicle Value Documents

Black Book Wholesale/Retail/Finance Advance Breakdown	Kelley Blue Book Lending/Typical Listing Price Breakdown

Dealertrack J.D. Power Wholesale Value (Trade) Details	Kelley Blue Book CPO Report

Dealer Invoice	RouteOne Application

J.D. Power Official Used Car Guide

J.D. Power Trade In/ Loan/ Retail Breakdown

Exhibit B

		The Sample Receivables

Sample	Receivable	Sample	Receivable	Sample	Receivable
Receivable #	Number[1]	Receivable #	Number[1]	Receivable #	Number[1]
1	20243001	51	20243051	101	20243101
2	20243002	52	20243052	102	20243102
3	20243003	53	20243053	103	20243103
4	20243004	54	20243054	104	20243104
5	20243005	55	20243055	105	20243105
6	20243006	56	20243056	106	20243106
7	20243007	57	20243057	107	20243107
8	20243008	58	20243058	108	20243108
9	20243009	59	20243059	109	20243109
10	20243010	60	20243060	110	20243110
11	20243011	61	20243061	111	20243111
12	20243012	62	20243062	112	20243112
13	20243013	63	20243063	113	20243113
14	20243014	64	20243064	114	20243114
15	20243015	65	20243065	115	20243115
16	20243016	66	20243066	116	20243116
17	20243017	67	20243067	117	20243117
18	20243018	68	20243068	118	20243118
19	20243019	69	20243069	119	20243119
20	20243020	70	20243070	120	20243120
21	20243021	71	20243071	121	20243121
22	20243022	72	20243072	122	20243122
23	20243023	73	20243073	123	20243123
24	20243024	74	20243074	124	20243124
25	20243025	75	20243075	125	20243125
26	20243026	76	20243076	126	20243126
27	20243027	77	20243077	127	20243127
28	20243028	78	20243078	128	20243128
29	20243029	79	20243079	129	20243129
30	20243030	80	20243080	130	20243130
31	20243031	81	20243081	131	20243131
32	20243032	82	20243082	132	20243132
33	20243033	83	20243083	133	20243133
34	20243034	84	20243084	134	20243134
35	20243035	85	20243085	135	20243135
36	20243036	86	20243086	136	20243136
37	20243037	87	20243087	137	20243137
38	20243038	88	20243088	138	20243138
39	20243039	89	20243089	139	20243139
40	20243040	90	20243090	140	20243140
41	20243041	91	20243091	141	20243141
42	20243042	92	20243092	142	20243142
43	20243043	93	20243093	143	20243143
44	20243044	94	20243094	144	20243144
45	20243045	95	20243095	145	20243145
46	20243046	96	20243096	146	20243146
47	20243047	97	20243097	147	20243147
48	20243048	98	20243098	148	20243148
49	20243049	99	20243099	149	20243149
50	20243050	100	20243100	150	20243150

[1]

The Company has assigned a unique Loan Number to each Receivable in the Initial Receivables Data File and Receivables Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Loan Numbers.

B-1

Exhibit C

		Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data Files	Per Receivable File
85	20243085	Vehicle Value	$29,025.00	$39,025.00

C-1